Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Rollforward Of Common Stock Activity

	Common Stock
In thousands	Issued	Treasury
Balance at January 1, 2009	433,556	6,058
Issuance of stock for various plans, net	3,466	(3,484)
Repurchase of stock	0	1,288

Balance at December 31, 2009	437,022	3,862
Issuance of stock for various plans, net	1,849	(3,796)
Repurchase of stock	0	1,168

Balance at December 31, 2010	438,871	1,234
Issuance of stock for various plans, net	1	(326)
Repurchase of stock	0	1,013

Balance at December 31, 2011	438,872	1,921